Vessels, Port Terminals and Other Fixed Assets, Net - Navios Containers (Details) - Navios Constellation - Navios Containers - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	Apr. 23, 2019	Jun. 30, 2019
Property Plant And Equipment [Line Items]
Year built		2011
Vessel capacity in TEU		10,000 TEU
Purchase price	$ 53,097